Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 29,925,973	₩ 30,018,273	₩ 31,883,535
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	70,662,317	68,802,624
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(40,717,017)	(38,777,129)
Government grants	(19,327)	(7,222)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,526,059	2,548,002	2,527,650
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,527,972	2,553,957
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,913)	(5,955)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,215,454	4,402,452	4,877,018
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,227,064	9,146,294
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,010,770)	(4,743,449)
Government grants	(840)	(393)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,904,506	2,917,924	2,765,852
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,066,000	5,884,277
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,161,453)	(2,966,304)
Government grants	(41)	(49)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,218,264	18,518,129	19,367,957
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,548,589	47,610,225
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30,326,324)	(29,091,754)
Government grants	(4,001)	(342)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,285	31,341	32,861
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	305,275	302,767
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(272,977)	(271,381)
Government grants	(13)	(45)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	70,751	66,164	63,640
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	418,829	399,638
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(348,032)	(333,387)
Government grants	(46)	(87)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	130,132	136,287	145,439
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	658,467	638,553
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(528,066)	(502,215)
Government grants	(269)	(51)
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	774,582	137,564	145,257
Finance lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	970,891	213,873
Finance lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(196,309)	(76,309)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	124,193	80,771	65,515
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	138,818	88,773
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(14,625)	(8,002)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,929,747	1,179,639	₩ 1,892,346
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,800,412	1,964,267
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(856,548)	(778,373)
Government grants	₩ (14,117)	₩ (6,255)